Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remeasurement Of Other Comprehensive Income Loss Related To Post Employment Benefits [Abstract]
Actuarial gains and losses (+/–)	kr 8,943	kr 3,255
The effect of asset ceiling	127	25
Swedish special payroll taxes	1,599	257
Total	kr 10,669	kr 3,537